Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Abstract]
Schedule Of Annual Minimum Future Lease Payments
2015	$1,135
2016	998
2017	855
2018	267

$3,255